Shareholder Report, Holdings (Details)	Jun. 30, 2026
Sprott Gold Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
Sprott Gold Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Sprott Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Sprott Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.49%
Sprott Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	76.53%
Sprott Gold Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.06%
Sprott Gold Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Sprott Gold Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
Sprott Junior Gold Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
Sprott Junior Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Sprott Junior Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Sprott Junior Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Sprott Junior Gold Miners ETF | Turkey, New Lira
Holdings [Line Items]
Percent of Net Asset Value	7.67%
Sprott Junior Gold Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	34.48%
Sprott Junior Gold Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.94%
Sprott Junior Gold Miners ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Sprott Junior Gold Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
Sprott Critical Materials ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
Sprott Critical Materials ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Sprott Critical Materials ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.42%
Sprott Critical Materials ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	35.65%
Sprott Critical Materials ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	21.87%
Sprott Critical Materials ETF | AZERBAIJAN
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Sprott Critical Materials ETF | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Sprott Critical Materials ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Sprott Critical Materials ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Sprott Critical Materials ETF | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Sprott Critical Materials ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Sprott Critical Materials ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Sprott Critical Materials ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Sprott Critical Materials ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Sprott Critical Materials ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Sprott Critical Materials ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Sprott Critical Materials ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Sprott Critical Materials ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Sprott Critical Materials ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Sprott Critical Materials ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Sprott Critical Materials ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Sprott Critical Materials ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Sprott Critical Materials ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Sprott Critical Materials ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Sprott Critical Materials ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
Sprott Critical Materials ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
Sprott Lithium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.73%
Sprott Lithium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Sprott Lithium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.49%
Sprott Lithium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Sprott Lithium Miners ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Sprott Lithium Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Sprott Lithium Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Sprott Lithium Miners ETF | Other Asset In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Sprott Lithium Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.93%
Sprott Lithium Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Sprott Lithium Miners ETF | Other Asset In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
SPROTT URANIUM MINERS ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.78%
SPROTT URANIUM MINERS ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.28%
SPROTT URANIUM MINERS ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	57.53%
SPROTT URANIUM MINERS ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	14.30%
SPROTT URANIUM MINERS ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.04%
SPROTT URANIUM MINERS ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	4.85%
SPROTT URANIUM MINERS ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
SPROTT URANIUM MINERS ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.36%
SPROTT URANIUM MINERS ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
SPROTT URANIUM MINERS ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%
SPROTT URANIUM MINERS ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Sprott Junior Uranium Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
Sprott Junior Uranium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Sprott Junior Uranium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.99%
Sprott Junior Uranium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	42.67%
Sprott Junior Uranium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	30.76%
Sprott Junior Uranium Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Sprott Junior Uranium Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.16%
Sprott Junior Uranium Miners ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Sprott Junior Uranium Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.19%)
Sprott Junior Copper Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
Sprott Junior Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Sprott Junior Copper Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Sprott Junior Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Sprott Junior Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	58.46%
Sprott Junior Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Sprott Junior Copper Miners ETF | AZERBAIJAN
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Sprott Junior Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Sprott Junior Copper Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Sprott Junior Copper Miners ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Sprott Junior Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Sprott Junior Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Sprott Junior Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Sprott Junior Copper Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.07%
Sprott Junior Copper Miners ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Sprott Junior Copper Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.33%)
Sprott Junior Copper Miners ETF | Right And Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Sprott Nickel Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	19.62%
Sprott Nickel Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	33.42%
Sprott Nickel Miners ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Sprott Nickel Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Sprott Nickel Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	34.98%
Sprott Nickel Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Sprott Nickel Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Sprott Nickel Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.07%
Sprott Nickel Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Sprott Nickel Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Sprott Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Sprott Copper Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Sprott Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	31.58%
Sprott Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	42.34%
Sprott Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Sprott Copper Miners ETF | AZERBAIJAN
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Sprott Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Sprott Copper Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Sprott Copper Miners ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Sprott Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Sprott Copper Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Sprott Copper Miners ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Sprott Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Sprott Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	9.77%
Sprott Copper Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Sprott Copper Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.68%
Sprott Copper Miners ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Sprott Copper Miners ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Sprott Copper Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Sprott Copper Miners ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Sprott Copper Miners ETF | Rights And Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Sprott Silver Miners & Physical Silver ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Sprott Silver Miners & Physical Silver ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	88.19%
Sprott Silver Miners & Physical Silver ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Sprott Silver Miners & Physical Silver ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Sprott Silver Miners & Physical Silver ETF | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Sprott Silver Miners & Physical Silver ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Sprott Silver Miners & Physical Silver ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Sprott Silver Miners & Physical Silver ETF | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Sprott Silver Miners & Physical Silver ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.94%
Sprott Silver Miners & Physical Silver ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Sprott Silver Miners & Physical Silver ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
Sprott Silver Miners & Physical Silver ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Sprott Active Gold & Silver Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
Sprott Active Gold & Silver Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Sprott Active Gold & Silver Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.19%
Sprott Active Gold & Silver Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	65.52%
Sprott Active Gold & Silver Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Sprott Active Gold & Silver Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Sprott Active Gold & Silver Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.09%
Sprott Active Gold & Silver Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
Sprott Active Gold & Silver Miners ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Sprott Active Metals & Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
Sprott Active Metals & Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Sprott Active Metals & Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.62%
Sprott Active Metals & Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	51.72%
Sprott Active Metals & Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.14%
Sprott Active Metals & Miners ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Sprott Active Metals & Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Sprott Active Metals & Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Sprott Active Metals & Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Sprott Active Metals & Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
Sprott Active Metals & Miners ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Sprott Rare Earths Ex-China ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.35%
Sprott Rare Earths Ex-China ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	39.47%
Sprott Rare Earths Ex-China ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Sprott Rare Earths Ex-China ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	47.28%
Sprott Rare Earths Ex-China ETF | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	0.65%
Sprott Rare Earths Ex-China ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Sprott Rare Earths Ex-China ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Sprott Rare Earths Ex-China ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.69%
Sprott Rare Earths Ex-China ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Sprott Rare Earths Ex-China ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Sprott Gold Equity Fund (Institutional Class) | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
Sprott Gold Equity Fund (Institutional Class) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Sprott Gold Equity Fund (Institutional Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	27.23%
Sprott Gold Equity Fund (Institutional Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	58.22%
Sprott Gold Equity Fund (Institutional Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.68%
Sprott Gold Equity Fund (Institutional Class) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.22%
Sprott Gold Equity Fund (Institutional Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Sprott Gold Equity Fund (Institutional Class) | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
Sprott Gold Equity Fund (Institutional Class) | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
Sprott Gold Equity Fund (Institutional Class) | Limited Partnership [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Sprott Gold Equity Fund (Institutional Class) | Convertible Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Sprott Gold Equity Fund (Institutional Class) | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Sprott Gold Equity Fund (Investor Class) | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
Sprott Gold Equity Fund (Investor Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	27.23%
Sprott Gold Equity Fund (Investor Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	58.22%
Sprott Gold Equity Fund (Investor Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.68%
Sprott Gold Equity Fund (Investor Class) | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Sprott Gold Equity Fund (Investor Class) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.22%
Sprott Gold Equity Fund (Investor Class) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Sprott Gold Equity Fund (Investor Class) | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
Sprott Gold Equity Fund (Investor Class) | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
Sprott Gold Equity Fund (Investor Class) | Limited Partnership [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Sprott Gold Equity Fund (Investor Class) | Convertible Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Sprott Gold Equity Fund (Investor Class) | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%